ORDINARY SHARES	12 Months Ended
Dec. 31, 2013
ORDINARY SHARES
16.	ORDINARY SHARES

In December 2010, the Company completed its IPO of American Depositary Shares (“ADS”) at New York Stock Exchange. Each ADS represents ten ordinary shares of the Company. 104,856,845 ordinary shares were issued. In addition, all Series A convertible preference shares and Series B convertible redeemable preference shares were automatically converted into 264,166,235 ordinary shares upon the IPO. In addition, there were 18,381,991 ordinary shares issued in connection with the conversion of principal amount of $18,000 convertible notes (see Note 18) upon the IPO.

In December 2010, there were 823,846 ordinary shares issued as part of consideration for the acquisition of Ascend (see Note 3).

In March 2011, 20,406,720 ordinary shares were issued in connection with the conversion of principal amount of $20,000 convertible notes (see Note 18).

In March 2011, 324,849 ordinary shares were issued to a consultant who introduced business to iSoftStone Data, a subsidiary of the Group.

In April 2011, 665,999 nonvested shares were issued under the Company’s share incentive plans (see Note 21).

In August 2011, 152,863 ordinary shares were issued to certain selling shareholders in MDCL who became employees of the Group.

In 2011, 12,178,146 ordinary shares were issued in connection with the exercise of options and share units previously granted to employees under the Company’s share incentive plans (see Note 21).

In 2012, 11,686,061 ordinary shares were issued in connection with the exercise of options and share units previously granted to employees under the Company’s share incentive plans (see Note 21).

In 2012, 161,478 ordinary shares were connected to forfeiture of restricted shares granted previously under the Company’s share incentive plans (see Note 21).

In July 2013, 873,194 ordinary shares were issued in connection with exercise of share units to settle the acquisition of Kangshi (see Note 17).

In 2013, 15,514,857 ordinary shares were issued in connection with the exercise of options and share units previously granted to employees under the Company’s share incentive plans (see Note 21).

In 2013, 83,282 ordinary shares were connected to forfeiture of restricted shares granted previously under the Company’s share incentive plans (see Note 21).